DUE FROM OR TO RELATED PARTY (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
DUE FROM OR TO RELATED PARTY [Abstract]
Due from related party	$ 23,969	$ 15,491
Due to officers	$ 50,206		$ 3,200